JOHN HANCOCK FUNDS III

601 Congress Street

Boston, MA  02210

June 29, 2018

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:

John Hancock Funds III (the “Trust”), on behalf of:
John Hancock Disciplined Value Fund
John Hancock Disciplined Value Mid Cap Fund
John Hancock Global Shareholder Yield Fund
John Hancock International Growth Fund
John Hancock International Value Equity Fund
John Hancock Strategic Growth Fund (collectively, the “Funds”)
File Nos. 333-125838; 811-21777

Ladies and Gentlemen:

On behalf of the Trust, transmitted for filing pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information for the Funds.

The interactive data files included as exhibits to this filing mirror the risk/return summary information in the prospectus supplement filed with the Securities and Exchange Commission on June 11, 2018 on behalf of the Fund pursuant to Rule 497(e) (Accession No. 0001133228-18-003753), which is incorporated by reference into this Rule 497 Document.

If you have any questions or comments, please call me at (617) 663-4311.

Sincerely,

/s/ Thomas Dee

Thomas Dee

Assistant Secretary of the Trust

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

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